Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 1,032,659	$ 1,127,162
General and administrative expenses—related party	120,000	116,246
Loss from operations	(1,152,659)	(1,243,408)
Other income (expenses):
Change in fair value of warrant liabilities	8,983,333	3,275,000
Offering costs associated with issuance of warrants	0	(425,516)
Net gain from investments held in Trust Account	5,327,398	32,984
Net income	$ 13,158,072	$ 1,639,060
Common Class A [Member]
Other income (expenses):
Weighted average ordinary shares outstanding, basic	37,500,000	36,369,863
Weighted average ordinary shares outstanding, diluted	37,500,000	36,369,863
Basic net income (loss) per ordinary share	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.28	$ 0.04
Common Class B [Member]
Other income (expenses):
Weighted average ordinary shares outstanding, basic	9,375,000	9,356,164
Weighted average ordinary shares outstanding, diluted	9,375,000	9,375,000
Basic net income (loss) per ordinary share	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.28	$ 0.04